UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    Meritage Group LP
Address: Pier 5, The Embarcadero, Suite 101
         San Francisco, CA 94111

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Baxter-Simons
Title:   Chief Compliance Officer
Phone    (415) 399-5330
Signature, Place, and Date of Signing:

       Laura Baxter Simons      San Francisco, CA
Report Type (Check only one.):    February 13, 2008

[X]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  16
Form 13F Information Table Value (x $1000) Total:  $409529


       FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x1000)  PRN AMT PRN CALL DSCREIN  MANAGERS     SOLE    SHARED   NONE
____________________________ ________________ _________ ________ _______ ___ ____ _______ ___________ ________ ________ ______
BROADRIDGE FINL SOLUTIONS INCCOM              11133T103     9936  443000 SH       SOLE                  443000        0
CSX CORP                     COM              126408103    31534  717000 SH       SOLE                  717000        0
CORRECTIONS CORP AMERICA     COM              22025Y407    16638  563800 SH       SOLE                  563800        0
COVANTA HOLDING CORPORATION  COM              22282E102    53010 1916500 SH       SOLE                 1916500        0
FISERV INC                   COM              337738108    20975  378000 SH       SOLE                  378000        0
FORTRESS INVT GROUP LLC DEL  CL.A             34958B106      335   21500 SH       SOLE                   21500        0
GENERAL ELECTRIC CO          PUT              369604954     5561  150000 SH       SOLE                  150000        0
GRUPO AEROPORTUARIO SUR-ADR  ADR              40051E202    29630  484000 SH       SOLE                  484000        0
LAMAR ADVERTISING CO CL A    CL.A             512815101    30428  633000 SH       SOLE                  633000        0
LINN ENERGY                  UNITLTD          536020100    12614  503969 SH       SOLE                  503969        0
LOEWS CORP                   TRSTK            540424207    55530  651000 SH       SOLE                  651000        0
MASTERCARD INC. - CLASS A    CL.A             57636Q104    24038  111700 SH       SOLE                  111700        0
TERRESTAR CORPORATION        COM              881451108     1450  200000 SH       SOLE                  200000        0
UNION PACIFIC CORP           COM              907818108    33930  270100 SH       SOLE                  270100        0
VERASUN ENERGY CORP          COM              92336G106      513   33600 SH       SOLE                   33600        0
WELLPOINT INC                COM              94973V107    83405  950700 SH       SOLE                  950700        0